Income Taxes - Schedule of non-capital losses (Details) $ in Thousands	Jul. 31, 2020 CAD ($)
Income taxes paid (refund) [abstract]
2025	$ 187
2026	199
2027	279
2028	236
2029	257
2030	205
2031	291
2032	781
2033	473
2034	1,547
2035	3,601
2036	6,389
2037	14,100
2038	37,111
2039	51,142
2040	132,646
Total	$ 249,444